Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activites
Net Income (Loss)	$ 1,484,000,000	$ 1,262,000,000	$ 1,949,000,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	1,743,000,000	1,782,000,000	1,655,000,000
Deferred Income Taxes	709,000,000	636,000,000	794,000,000
Gain on Settlement with BOA and Enron	0	0	(51,000,000)
Settlement of Litigation with BOA and Enron	0	0	(211,000,000)
Extraordinary Item, Net of Tax	0	0	(373,000,000)
Asset Impairments and Other Related Charges	226,000,000	300,000,000	139,000,000
Carrying Costs Income	(30,000,000)	(53,000,000)	(393,000,000)
Allowance for Equity Funds Used During Construction	(73,000,000)	(93,000,000)	(98,000,000)
Mark-to-Market of Risk Management Contracts	38,000,000	57,000,000	37,000,000
Amortization of Nuclear Fuel	131,000,000	136,000,000	137,000,000
Pension Contributions to Qualified Plan Trust	0	(200,000,000)	(450,000,000)
Property Taxes	(35,000,000)	(19,000,000)	(15,000,000)
Fuel Over/Under-Recovery, Net	62,000,000	157,000,000	(25,000,000)
Deferral of Ohio Capacity Costs, Net	(214,000,000)	(65,000,000)	0
Change in Other Noncurrent Assets	(184,000,000)	(171,000,000)	(112,000,000)
Change in Other Noncurrent Liabilities	3,000,000	127,000,000	307,000,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	5,000,000	(16,000,000)	107,000,000
Fuel, Materials and Supplies	122,000,000	(224,000,000)	176,000,000
Accounts Payable	95,000,000	(60,000,000)	(44,000,000)
Accrued Taxes, Net	85,000,000	174,000,000	193,000,000
Other Current Assets	5,000,000	(3,000,000)	37,000,000
Other Current Liabilities	(66,000,000)	77,000,000	29,000,000
Net Cash Flows from (Used for) Operating Activities	4,106,000,000	3,804,000,000	3,788,000,000
Investing Activities
Construction Expenditures	(3,624,000,000)	(3,025,000,000)	(2,669,000,000)
Change in Other Temporary Investments, Net	(11,000,000)	(27,000,000)	8,000,000
Purchases of Investment Securities	(927,000,000)	(1,047,000,000)	(1,321,000,000)
Sales of Investment Securities	858,000,000	988,000,000	1,379,000,000
Acquisitions of Nuclear Fuel	(154,000,000)	(107,000,000)	(106,000,000)
Acquisitions of Assets	(32,000,000)	(94,000,000)	(19,000,000)
Acquisition of Cushion Gas from BOA	0	0	(214,000,000)
Insurance Proceeds Related to Cook Plant Fire	72,000,000	0	0
Proceeds from Sales of Assets	21,000,000	18,000,000	123,000,000
Other Investing Activities	(21,000,000)	(97,000,000)	(71,000,000)
Net Cash Flows from (Used for) Investing Activities	(3,818,000,000)	(3,391,000,000)	(2,890,000,000)
Financing Activities
Issuance of Common Stock, Net	84,000,000	83,000,000	92,000,000
Issuance of Long-term Debt	3,207,000,000	2,856,000,000	1,328,000,000
Credit Facility Borrowings	17,000,000	25,000,000	488,000,000
Change in Short-term Debt, Net	(221,000,000)	(654,000,000)	744,000,000
Retirement of Long-term Debt	(2,598,000,000)	(1,643,000,000)	(1,665,000,000)
Retirement of Cumulative Preferred Stock	0	0	(64,000,000)
Proceeds from Nuclear Fuel Sale/Leaseback	110,000,000	0	0
Credit Facility Repayments	(20,000,000)	(40,000,000)	(928,000,000)
Principal Payments for Capital Lease Obligations	(82,000,000)	(71,000,000)	(71,000,000)
Dividends Paid on Common Stock	(954,000,000)	(916,000,000)	(898,000,000)
Dividends Paid on Cumulative Preferred Stock	0	0	(2,000,000)
Other Financing Activities	8,000,000	5,000,000	5,000,000
Net Cash Flows from (Used for) Financing Activities	(449,000,000)	(355,000,000)	(971,000,000)
Net Increase (Decrease) in Cash and Cash Equivalents	(161,000,000)	58,000,000	(73,000,000)
Cash and Cash Equivalents at Beginning of Period	279,000,000	221,000,000	294,000,000
Cash and Cash Equivalents at End of Period	118,000,000	279,000,000	221,000,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	882,000,000	931,000,000	900,000,000
Net Cash Paid (Received) for Income Taxes	(55,000,000)	(82,000,000)	(118,000,000)
Noncash Acquisitions Under Capital Leases	182,000,000	63,000,000	54,000,000
Construction Expenditures Included in Current Liabilities as of December 31,	492,000,000	439,000,000	380,000,000
Noncash Assumption of Liabilities Related to Acquisitions	0	56,000,000	0
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	0	35,000,000	1,000,000
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage	4,000,000	30,000,000	0
Appalachian Power Co [Member]
Operating Activites
Net Income (Loss)	193,211,000	257,503,000	162,758,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	342,643,000	344,293,000	270,529,000
Deferred Income Taxes	75,714,000	138,460,000	107,565,000
Asset Impairments and Other Related Charges	39,283,000	0	0
Carrying Costs Income	(8,086,000)	(24,602,000)	(13,433,000)
Deferral of Storm Costs	36,068,000	(87,992,000)	(16,324,000)
Allowance for Equity Funds Used During Construction	(2,353,000)	(1,684,000)	(9,212,000)
Mark-to-Market of Risk Management Contracts	12,288,000	10,130,000	(26,000)
Pension Contributions to Qualified Plan Trust	0	(25,199,000)	(60,312,000)
Fuel Over/Under-Recovery, Net	59,174,000	96,774,000	(9,589,000)
Change in Regulatory Assets	(10,108,000)	(31,104,000)	(3,031,000)
Change in Other Noncurrent Assets	(22,894,000)	(21,724,000)	(2,402,000)
Change in Other Noncurrent Liabilities	15,707,000	24,206,000	10,392,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	12,470,000	42,161,000	59,352,000
Fuel, Materials and Supplies	28,042,000	(40,268,000)	80,191,000
Accounts Payable	(31,951,000)	12,547,000	(60,843,000)
Accrued Taxes, Net	81,228,000	(14,396,000)	71,610,000
Other Current Assets	5,626,000	3,706,000	15,570,000
Other Current Liabilities	(11,667,000)	7,234,000	3,933,000
Net Cash Flows from (Used for) Operating Activities	814,395,000	690,045,000	606,728,000
Investing Activities
Construction Expenditures	(380,974,000)	(469,052,000)	(463,077,000)
Change in Advances to Affiliates, Net	(69,461,000)	(1,016,000)	(22,008,000)
Acquisitions of Assets	(1,744,000)	(1,183,000)	(302,512,000)
Other Investing Activities	513,000	8,392,000	15,096,000
Net Cash Flows from (Used for) Investing Activities	(451,666,000)	(462,859,000)	(772,501,000)
Financing Activities
Capital Contribution from Parent	0	0	100,000,000
Issuance of Long-term Debt	444,437,000	339,374,000	739,393,000
Change in Advances from Affiliates, Net	(173,965,000)	(24,283,000)	69,917,000
Retirement of Long-term Debt	(345,029,000)	(364,875,000)	(579,672,000)
Retirement of Cumulative Preferred Stock	0	0	(19,517,000)
Principal Payments for Capital Lease Obligations	(5,550,000)	(6,496,000)	(7,447,000)
Dividends Paid on Common Stock	(285,000,000)	(170,000,000)	(135,000,000)
Dividends Paid on Cumulative Preferred Stock	0	0	(732,000)
Other Financing Activities	1,547,000	353,000	197,000
Net Cash Flows from (Used for) Financing Activities	(363,560,000)	(225,927,000)	167,139,000
Net Increase (Decrease) in Cash and Cash Equivalents	(831,000)	1,259,000	1,366,000
Cash and Cash Equivalents at Beginning of Period	3,576,000	2,317,000	951,000
Cash and Cash Equivalents at End of Period	2,745,000	3,576,000	2,317,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	184,584,000	200,383,000	198,465,000
Net Cash Paid (Received) for Income Taxes	(27,759,000)	31,418,000	(66,520,000)
Noncash Acquisitions Under Capital Leases	4,351,000	3,366,000	2,692,000
Government Grants Included in Accounts Receivable as of December 31,	0	0	1,048,000
Construction Expenditures Included in Current Liabilities as of December 31,	50,829,000	62,177,000	65,308,000
Noncash Contribution of Amos Plant from Parent	235,810,000	0	0
Indiana Michigan Power Co [Member]
Operating Activites
Net Income (Loss)	177,504,000	118,457,000	149,674,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	177,727,000	146,619,000	133,394,000
Accretion of Asset Retirement Obligations	2,815,000	11,712,000	11,668,000
Deferred Income Taxes	129,109,000	53,067,000	141,015,000
Amortization (Deferral) of Incremental Nuclear Refueling Outage Expenses, Net	(31,328,000)	13,899,000	13,244,000
Allowance for Equity Funds Used During Construction	(19,943,000)	(9,724,000)	(15,395,000)
Mark-to-Market of Risk Management Contracts	12,496,000	12,164,000	(1,590,000)
Amortization of Nuclear Fuel	130,629,000	135,905,000	136,707,000
Pension Contributions to Qualified Plan Trust	0	(22,285,000)	(52,588,000)
Fuel Over/Under-Recovery, Net	3,254,000	4,175,000	(13,885,000)
Change in Other Noncurrent Assets	(57,106,000)	(2,347,000)	(22,977,000)
Change in Other Noncurrent Liabilities	34,495,000	47,097,000	50,371,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	1,445,000	34,431,000	57,661,000
Fuel, Materials and Supplies	(8,848,000)	(19,321,000)	40,239,000
Accounts Payable	(11,151,000)	15,959,000	(52,175,000)
Accrued Taxes, Net	(23,887,000)	16,897,000	15,508,000
Cook Plant Fire Costs	0	(8,465,000)	18,282,000
Other Current Assets	21,287,000	(2,039,000)	6,409,000
Other Current Liabilities	575,000	11,717,000	6,167,000
Net Cash Flows from (Used for) Operating Activities	539,073,000	557,918,000	621,729,000
Investing Activities
Construction Expenditures	(508,857,000)	(317,284,000)	(301,242,000)
Change in Advances to Affiliates, Net	61,114,000	(21,263,000)	(95,714,000)
Purchases of Investment Securities	(909,998,000)	(1,045,422,000)	(1,166,690,000)
Sales of Investment Securities	858,406,000	987,550,000	1,110,909,000
Acquisitions of Nuclear Fuel	(153,730,000)	(106,714,000)	(105,703,000)
Insurance Proceeds Related to Cook Plant Fire	72,000,000	0	0
Other Investing Activities	32,635,000	29,324,000	47,169,000
Net Cash Flows from (Used for) Investing Activities	(548,430,000)	(473,809,000)	(511,271,000)
Financing Activities
Issuance of Long-term Debt	348,874,000	217,900,000	185,972,000
Change in Advances from Affiliates, Net	0	0	(42,769,000)
Retirement of Long-term Debt	(370,338,000)	(220,212,000)	(160,645,000)
Retirement of Cumulative Preferred Stock	0	0	(8,470,000)
Proceeds from Nuclear Fuel Sale/Leaseback	110,200,000	0	0
Principal Payments for Capital Lease Obligations	(8,030,000)	(6,536,000)	(8,652,000)
Dividends Paid on Common Stock	(72,500,000)	(75,000,000)	(75,000,000)
Dividends Paid on Cumulative Preferred Stock	0	0	(313,000)
Other Financing Activities	906,000	281,000	78,000
Net Cash Flows from (Used for) Financing Activities	9,112,000	(83,567,000)	(109,799,000)
Net Increase (Decrease) in Cash and Cash Equivalents	(245,000)	542,000	659,000
Cash and Cash Equivalents at Beginning of Period	1,562,000	1,020,000	361,000
Cash and Cash Equivalents at End of Period	1,317,000	1,562,000	1,020,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	90,079,000	98,130,000	95,124,000
Net Cash Paid (Received) for Income Taxes	(31,271,000)	(21,196,000)	(96,452,000)
Noncash Acquisitions Under Capital Leases	114,077,000	6,243,000	3,454,000
Construction Expenditures Included in Current Liabilities as of December 31,	85,423,000	112,622,000	42,992,000
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	35,000	35,493,000	715,000
Noncash Increase in Long-term Debt Through the Fort Wayne Lease Settlement	0	0	26,802,000
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage	4,352,000	30,332,000	0
Ohio Power Co [Member]
Operating Activites
Net Income (Loss)	409,980,000	343,534,000	464,993,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	382,570,000	511,070,000	545,376,000
Deferred Income Taxes	134,463,000	45,685,000	119,184,000
Asset Impairments and Other Related Charges	154,304,000	287,031,000	89,824,000
Carrying Costs Income	(16,312,000)	(16,942,000)	(53,345,000)
Deferral of Storm Costs	(1,822,000)	(53,453,000)	(8,375,000)
Allowance for Equity Funds Used During Construction	(4,961,000)	(3,492,000)	(5,549,000)
Mark-to-Market of Risk Management Contracts	17,597,000	12,143,000	(3,695,000)
Pension Contributions to Qualified Plan Trust	0	(43,189,000)	(127,884,000)
Property Taxes	(11,760,000)	(3,849,000)	(5,722,000)
Fuel Over/Under-Recovery, Net	36,165,000	10,598,000	(727,000)
Deferral of Ohio Capacity Costs, Net	(214,384,000)	(65,274,000)	0
Change in Other Noncurrent Assets	31,680,000	(3,650,000)	(64,867,000)
Change in Other Noncurrent Liabilities	(52,809,000)	(27,039,000)	85,173,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	86,640,000	(37,787,000)	116,197,000
Fuel, Materials and Supplies	80,250,000	(54,945,000)	79,787,000
Accounts Payable	(2,919,000)	(63,450,000)	(17,059,000)
Accrued Taxes, Net	23,839,000	41,475,000	36,466,000
Other Current Assets	7,804,000	9,977,000	7,789,000
Other Current Liabilities	(60,296,000)	17,669,000	(15,821,000)
Net Cash Flows from (Used for) Operating Activities	1,000,029,000	906,112,000	1,241,745,000
Investing Activities
Construction Expenditures	(640,050,000)	(517,744,000)	(454,873,000)
Change in Advances to Affiliates, Net	4,330,000	103,036,000	(64,756,000)
Acquisitions of Assets	(4,166,000)	(2,915,000)	(2,229,000)
Proceeds from Sales of Assets	62,975,000	7,320,000	47,463,000
Other Investing Activities	(17,017,000)	10,014,000	29,014,000
Net Cash Flows from (Used for) Investing Activities	(593,928,000)	(400,289,000)	(445,381,000)
Financing Activities
Issuance of Long-term Debt	1,378,326,000	0	49,748,000
Issuance of Long-term Debt - Affiliated	200,000,000	0	0
Change in Advances from Affiliates, Net	1,143,000	0	0
Retirement of Long-term Debt	(1,196,032,000)	(194,500,000)	(165,000,000)
Retirement of Long-term Debt - Affiliated	(400,000,000)	0	0
Retirement of Cumulative Preferred Stock	0	0	(17,831,000)
Principal Payments for Capital Lease Obligations	(17,199,000)	(10,072,000)	(11,854,000)
Dividends Paid on Common Stock	(375,000,000)	(300,000,000)	(650,000,000)
Dividends Paid on Cumulative Preferred Stock	0	0	(671,000)
Other Financing Activities	2,025,000	294,000	390,000
Net Cash Flows from (Used for) Financing Activities	(406,737,000)	(504,278,000)	(795,218,000)
Net Increase (Decrease) in Cash and Cash Equivalents	(636,000)	1,545,000	1,146,000
Cash and Cash Equivalents at Beginning of Period	3,640,000	2,095,000	949,000
Cash and Cash Equivalents at End of Period	3,004,000	3,640,000	2,095,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	195,677,000	212,753,000	226,711,000
Net Cash Paid (Received) for Income Taxes	93,324,000	69,771,000	81,740,000
Noncash Acquisitions Under Capital Leases	7,655,000	8,602,000	5,766,000
Government Grants Included in Accounts Receivable as of December 31,	300,000	660,000	1,383,000
Construction Expenditures Included in Current Liabilities as of December 31,	92,324,000	84,321,000	61,428,000
Noncash Distribution of Cook Coal Terminal to Parent	(22,303,000)	0	0
Noncash Distribution of OPCo Generation to Parent	(3,080,954,000)	0	0
Public Service Co of Oklahoma [Member]
Operating Activites
Net Income (Loss)	97,796,000	114,141,000	124,628,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	95,667,000	95,180,000	95,915,000
Deferred Income Taxes	53,788,000	48,916,000	61,581,000
Carrying Costs Income	(338,000)	(1,856,000)	(4,033,000)
Allowance for Equity Funds Used During Construction	(4,187,000)	(2,007,000)	(1,317,000)
Mark-to-Market of Risk Management Contracts	(6,362,000)	3,740,000	1,290,000
Pension Contributions to Qualified Plan Trust	0	(12,306,000)	(33,189,000)
Fuel Over/Under-Recovery, Net	(12,643,000)	12,258,000	32,949,000
Change in Other Noncurrent Assets	(16,435,000)	7,436,000	14,883,000
Change in Other Noncurrent Liabilities	(15,271,000)	4,762,000	32,196,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(4,376,000)	4,422,000	44,414,000
Fuel, Materials and Supplies	6,370,000	(3,067,000)	(4,778,000)
Accounts Payable	37,248,000	3,158,000	(20,068,000)
Accrued Taxes, Net	332,000	5,006,000	19,535,000
Other Current Assets	1,450,000	(970,000)	4,855,000
Other Current Liabilities	5,877,000	5,538,000	10,628,000
Net Cash Flows from (Used for) Operating Activities	238,916,000	284,351,000	379,489,000
Investing Activities
Construction Expenditures	(259,449,000)	(224,295,000)	(140,327,000)
Change in Advances to Affiliates, Net	10,558,000	29,318,000	(39,876,000)
Other Investing Activities	(2,059,000)	1,723,000	1,126,000
Net Cash Flows from (Used for) Investing Activities	(250,950,000)	(193,254,000)	(179,077,000)
Financing Activities
Issuance of Long-term Debt	49,709,000	2,395,000	248,909,000
Change in Advances from Affiliates, Net	36,772,000	0	(91,382,000)
Retirement of Long-term Debt	(402,000)	(229,000)	(275,000,000)
Retirement of Cumulative Preferred Stock	0	0	(5,152,000)
Principal Payments for Capital Lease Obligations	(3,498,000)	(3,481,000)	(4,189,000)
Dividends Paid on Common Stock	(71,250,000)	(90,000,000)	(72,500,000)
Dividends Paid on Cumulative Preferred Stock	0	0	(180,000)
Other Financing Activities	613,000	172,000	25,000
Net Cash Flows from (Used for) Financing Activities	11,944,000	(91,143,000)	(199,469,000)
Net Increase (Decrease) in Cash and Cash Equivalents	(90,000)	(46,000)	943,000
Cash and Cash Equivalents at Beginning of Period	1,367,000	1,413,000	470,000
Cash and Cash Equivalents at End of Period	1,277,000	1,367,000	1,413,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	51,387,000	52,403,000	37,573,000
Net Cash Paid (Received) for Income Taxes	8,671,000	27,229,000	(16,043,000)
Noncash Acquisitions Under Capital Leases	5,795,000	1,542,000	1,078,000
Construction Expenditures Included in Current Liabilities as of December 31,	63,648,000	27,118,000	28,427,000
Southwestern Electric Power Co [Member]
Operating Activites
Net Income (Loss)	153,819,000	202,513,000	165,126,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	179,251,000	138,778,000	133,229,000
Deferred Income Taxes	81,888,000	260,761,000	16,726,000
Asset Impairments and Other Related Charges	0	13,000,000	49,000,000
Allowance for Equity Funds Used During Construction	(7,338,000)	(57,054,000)	(48,731,000)
Mark-to-Market of Risk Management Contracts	(1,539,000)	(4,159,000)	1,732,000
Pension Contributions to Qualified Plan Trust	0	(13,192,000)	(31,263,000)
Fuel Over/Under-Recovery, Net	(18,916,000)	14,045,000	(21,485,000)
Change in Regulatory Liabilities	(12,806,000)	37,955,000	28,031,000
Change in Other Noncurrent Assets	34,559,000	21,309,000	24,519,000
Change in Other Noncurrent Liabilities	(634,000)	14,594,000	20,904,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(35,472,000)	(21,919,000)	20,751,000
Fuel, Materials and Supplies	6,558,000	(46,106,000)	(15,168,000)
Accounts Payable	12,816,000	3,813,000	1,168,000
Accrued Taxes, Net	25,341,000	(16,057,000)	40,189,000
Other Current Assets	(1,398,000)	(387,000)	2,983,000
Other Current Liabilities	1,634,000	(3,611,000)	(570,000)
Net Cash Flows from (Used for) Operating Activities	417,763,000	544,283,000	387,141,000
Investing Activities
Construction Expenditures	(411,512,000)	(542,427,000)	(551,163,000)
Change in Advances to Affiliates, Net	153,829,000	(153,829,000)	86,222,000
Acquisitions of Assets	(975,000)	(1,091,000)	(8,045,000)
Other Investing Activities	(1,099,000)	2,696,000	2,102,000
Net Cash Flows from (Used for) Investing Activities	(259,757,000)	(694,651,000)	(470,884,000)
Financing Activities
Issuance of Long-term Debt	0	336,418,000	0
Credit Facility Borrowings	17,091,000	25,123,000	58,435,000
Change in Advances from Affiliates, Net	9,180,000	(132,473,000)	132,473,000
Retirement of Long-term Debt	(3,250,000)	(21,625,000)	(41,135,000)
Retirement of Cumulative Preferred Stock	0	0	(5,069,000)
Credit Facility Repayments	(19,694,000)	(39,536,000)	(47,636,000)
Principal Payments for Capital Lease Obligations	(18,111,000)	(16,537,000)	(13,675,000)
Dividends Paid on Common Stock	(125,000,000)	0	0
Dividends Paid on Common Stock	(3,791,000)	(3,752,000)	(3,811,000)
Dividends Paid on Cumulative Preferred Stock	0	0	(210,000)
Other Financing Activities	774,000	3,985,000	3,658,000
Net Cash Flows from (Used for) Financing Activities	(142,801,000)	151,603,000	83,030,000
Net Increase (Decrease) in Cash and Cash Equivalents	15,205,000	1,235,000	(713,000)
Cash and Cash Equivalents at Beginning of Period	2,036,000	801,000	1,514,000
Cash and Cash Equivalents at End of Period	17,241,000	2,036,000	801,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	120,427,000	68,918,000	71,713,000
Net Cash Paid (Received) for Income Taxes	(35,363,000)	(191,638,000)	(336,000)
Noncash Acquisitions Under Capital Leases	9,376,000	20,547,000	13,334,000
Construction Expenditures Included in Current Liabilities as of December 31,	$ 63,169,000	$ 55,767,000	$ 109,600,000